Income taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income taxes
Components of profit (loss) before taxes

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
U.S.	$778	$(648)	$2,146
Non-U.S.	2,972	1,217	2,355
	$3,750	$569	$4,501

Components of the provision (benefit) for income taxes

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
Current tax provision (benefit):
U.S.	$247	$(443)	$673
Non-U.S.	645	350	446
State (U.S.)	44	(13)	41
	936	(106)	1,160

Deferred tax provision (benefit):
U.S.	103	1	(335)
Non-U.S.	(75)	(149)	99
State (U.S.)	4	(16)	29
	32	(164)	(207)
Total Provision (benefit) for income taxes	$968	$(270)	$953

Reconciliation of the U.S. federal statutory rate to effective rate

	Years ended December 31,
	2010		2009		2008
Taxes at U.S. statutory rate	$1,313	35.0%	$199	35.0%	$1,575	35.0%
(Decreases) increases in taxes resulting from:
Non-U.S. subsidiaries taxed at other than 35%	(339)	(9.0)%	(261)	(46.0)%	(124)	(2.8)%
State and local taxes, net of federal	27	0.7%	(19)	(3.3)%	46	1.0%
Interest and penalties, net of tax	16	0.4%	20	3.5%	11	0.2%
U.S. tax credits	(57)	(1.5)%	(47)	(8.2)%	(40)	(0.8)%
Other—net	(22)	(0.6)%	(29)	(5.1)%	(59)	(1.3)%
	938	25.0%	(137)	(24.1)%	1,409	31.3%

Tax law change related to Medicare subsidies	90	2.4%	—	—	—	—
Prior year tax and interest adjustments	(34)	(0.9)%	(133)	(23.4)%	—	—
Release of valuation allowances	(26)	(0.7)%	—	—	—	—
Non-U.S. earnings reinvestment changes	—	—	—	—	(456)	(10.1)%
Provision (benefit) for income taxes	$968	25.8%	$(270)	(47.5)%	$953	21.2%

Deferred income tax assets and liabilities

	December 31,
(Millions of dollars)	2010	2009	2008
Assets:
Deferred and refundable income taxes	$824	$802	$785
Noncurrent deferred and refundable income taxes	2,493	2,704	3,298
	3,317	3,506	4,083
Liabilities:
Other current liabilities	7	11	9
Other liabilities	141	138	130
Deferred income taxes—net	$3,169	$3,357	$3,944

Deferred income tax assets and liabilities:

	December 31,
(Millions of dollars)	2010	2009	2008
Deferred income tax assets:
Pension	$1,065	$1,207	$1,888
Postemployment benefits other than pensions	1,501	1,362	1,530
Tax carryforwards	1,117	1,185	712
Warranty reserves	253	243	312
Unrealized profit excluded from inventories	269	229	275
Stock based compensation	215	182	148
Post sale discounts	142	112	140
Allowance for credit losses	111	102	134
Deferred compensation	106	95	78
Other—net	394	396	427
	5,173	5,113	5,644

Deferred income tax liabilities:
Capital and intangible assets	(1,423)	(1,185)	(1,233)
Translation	(169)	(96)	(133)
	(1,592)	(1,281)	(1,366)
Valuation allowance for deferred tax assets	(412)	(475)	(334)
Deferred income taxes—net	$3,169	$3,357	$3,944

Summary of net operating loss carryforwards

(Millions of dollars)

2011	2012	2013	2014	2015-2030	Unlimited	Total
$1	$4	$10	$34	$430	$905	$1,384

Summary of tax credit carryforwards

(Millions of dollars)

2016	2017	2018	2019	2020	Unlimited	Total
$26	—	—	$354	$130	$9	$519

Reconciliation of unrecognized tax benefits

Reconciliation of unrecognized tax benefits: (1)

	Years ended December 31,
(Millions of dollars)	2010	2009	2008
Balance at January 1,	$761	$803	$703

Additions for tax positions related to current year	21	37	126
Additions for tax positions related to prior years	59	43	38
Reductions for tax positions related to prior years	(49)	(45)	(48)
Reductions for settlements (2)	—	(61)	(4)
Reductions for expiration of statute of limitations	(3)	(16)	(12)

Balance at December 31,	$789	$761	$803

Amount that, if recognized, would impact the effective tax rate	$667	$593	$646

(1)	Foreign currency translation amounts are included within each line as applicable.
(2)	Includes cash payment or other reduction of assets to settle liability.